Schedule of Breakdown of AFS Investments in Unrealized Loss Position (Details) - Corporate Bond Securities [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Marketable Securities [Line Items]
Fair Value, Less than 12 months
Gross Unrealized Loss, Less than 12 months
Fair Value, 12 months or longer	6,621
Gross Unrealized Loss, 12 months or longer	(96)
Fair Value, Total	6,621
Gross Unrealized Loss, Total	$ (96)